CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 1) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Noninterest expense
Income (loss) before income taxes	$ 20,856	$ (264,257)	$ 1,022,733	$ 340,614	$ 399,344	$ (1,234,576)	$ (96,995)
Provision for income taxes	15,000		73,760	20,000	73,760		35,527
Net income (loss)	5,856	(264,257)	948,973	320,614	325,584	$ (1,234,576)	(132,522)
Other comprehensive (loss) income
Unrealized (loss) gain on available-for-sale securities	225,683	(19,914)	401,181	(67,601)	916,352	(38,184)	(635,904)
COMPREHENSIVE INCOME (LOSS)	$ 231,539	$ (284,171)	1,350,154	253,013	1,241,936	(1,272,760)	(768,426)
Alamogordo Financial Corp.
Condensed Statement of Income Captions [Line Items]
Interest income on ESOP note receivable			11,560	12,986	30,422	18,862
Noninterest income
Equity in income (loss) of subsidiary			1,047,091	446,390	540,326	(1,027,871)	12,600
Noninterest expense
Professional fees and other			109,678	138,762	245,164	225,567	145,122
Income (loss) before income taxes			$ 948,973	$ 320,614	$ 325,584	$ (1,234,576)	$ (132,522)
Provision for income taxes
Net income (loss)			$ 948,973	$ 320,614	$ 325,584	$ (1,234,576)	$ (132,522)
Other comprehensive (loss) income
Unrealized (loss) gain on available-for-sale securities			401,181	(67,601)	916,352	(38,184)	(635,904)
COMPREHENSIVE INCOME (LOSS)			$ 1,350,154	$ 253,013	$ 1,241,936	$ (1,272,760)	$ (768,426)